Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Share-Based Payments [Abstract]
Share-based payments

Note 11 – Share-based payments

	For the three months ended March 31,		For the nine months ended March 31,
	2024 $	2023 $	2024 $	2023 $
	(in thousands)		(in thousands)
General and administrative	2,116	531	5,584	2,092
Total share-based compensation expense	2,116	531	5,584	2,092

Restricted stocks

A summary of the changes in the Company’s restricted stock activity for the nine months ended March 31, 2024, are as follows:

	Numbers of Shares	Weighted Average Grant Date Fair Value $
	(in thousands, expect per share data)
Unvested and Outstanding as of June 30, 2023	62,514	149
Granted	2,316,715	1,007
Vested	639,014	961
Forfeited	1,000	29
Unvested and Outstanding as of March 31, 2024	1,739,215	1,006

Stock options

A summary of the changes in the Company’s stock options activity for the nine months ended March 31, 2024, are as follows:

	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands) ($)
Outstanding as of June 30, 2023	633,508	24.19	1.35	442
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled or forfeited	349,500	14.29	-	720
Outstanding as of March 31, 2024	284,008	36.37	1.79	99
Unvested as of March 31, 2024	47,337	22.23	3.75	125

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s shares of common stock for those share options that had exercise prices lower than the fair value of the Company’s shares of common stock.

As of March 31, 2024, there was $288 of unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of 0.55 years.

Share Options Valuation

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors as of March 31, 2024 and June 30, 2023 were as follow:

	March 31, 2024	June 30, 2023
Expected option life (years)	-	1.5
Expected volatility	-	90%
Risk-free interest rate	-	3.18%
Expected dividend yield	-	-
Fair value of underlying shares of common stock	-	1.17

Note 11 – Share-based payments

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Research and development	-	-
General and administrative	(2,149)	(1,063)
Total share-based compensation expense	(2,149)	(1,063)

Restricted stocks

A summary of the changes in the Company’s restricted stock activity for the year ended June 30, 2023, are as follows:

	Numbers of Shares	Weighted Average Grant Date Fair Value $
	(in thousands, except per share data)
Unvested and Outstanding as of June 30, 2022	109,847	24
Granted	-	-
Vested	47,333	24
Forfeited	-	-
Unvested and Outstanding as of June 30, 2023	62,514	149

Stock Options

A summary of the changes in the Company’s share options activity for the year ended June 30, 2023, are as follows:

	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands) ($)
Outstanding as of June 30, 2022	545,008	16.16	2.20	567
Granted	140,000	59.89	1.67	113

Exercised	51,500	12.29	0.40	844
Cancelled or forfeited	-	-	-	-

Outstanding as of June 30, 2023	736,508	24.19	1.35	442
Unvested as of June 30, 2023	110,171	49.22	2.75	70

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s shares of common stock for those share options that had exercise prices lower than the fair value of the Company’s shares of common stock.

As of June 30, 2023, there was $1,009 of unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of 0.74 years.

Share Options Valuation

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended June 30, 2023 and 2022, respectively, were as follow:

	June 30, 2023	June 30, 2022
Expected option life (years)	1.5	3.0
Expected volatility	90%	80%
Risk-free interest rate	3.18%	3.12%
Expected dividend yield	-	-
Fair value of underlying shares of common stock	1.17	17.01